Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

27.        Subsequent events

On March 13, 2023, the Board of Directors of the Company amended and restated the 2020 Plan, the maximum aggregate number of shares of the Company available for grant of awards was increased from 31,000,000 to 46,561,200.